Average Annual Total Returns - Investor A, Institutional - iShares Developed Real Estate Index Fund	May 28, 2021
Investor A Shares
Average Annual Return:
1 Year	(8.48%)
5 Years	4.08%
Since Inception	3.49%
Inception Date	Aug. 13, 2015
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	(9.14%)
5 Years	2.59%
Since Inception	2.01%
Inception Date	Aug. 13, 2015
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(5.00%)
5 Years	2.54%
Since Inception	2.08%
Inception Date	Aug. 13, 2015
Institutional Shares
Average Annual Return:
1 Year	(8.27%)
5 Years	4.34%
Since Inception	3.74%
Inception Date	Aug. 13, 2015